RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of Related party transactions

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Provision of services(i)	24,358	12,573	8,344
Sales of goods(i)	18,162	3,432	23

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Payments on behalf of related parties ((ii).a)	24,070	4,022	244
Cash receipts by related parties on behalf of the Group ((ii).a)	—	3,695	—
Loans to related parties ((ii).b)	262,203	1,227	2,310
Interest income on loans due from related parties ((ii).b)	13,661	122	24
Purchase of products and services ((iii).a)	759,690	852,623	44,347
Purchase of products and services for R&D activities ((iii).b)	107,544	134,721	167,012
Payment of deposits ((ii).f)	1,113	—	—
Receipt from disposal of a subsidiary (v)	12,157	—	—
Borrowing from related party (vii)	198,475	—	—
Purchase of equipment and software ((iii).c)	1,346	11,223	42,798
Payment by related parties on behalf of the Group ((iii).d)	5,165	14,514	2,952
Short-term lease cost ((iii).e)	129	765	347
Deposits received from related party suppliers ((iii).f)	14	251	1,584
Acquisition of the distribution right ((iii).g)	—	22,296	—
Interest expenses to related parties ((iii).a & vii)	19,504	—	90
Repayments of borrowing from related party (iv)	—	—	10,573
Acquisition of right-of-use assets (iv)	—	12,166	214
Payment of lease liabilities (iv)	191	269	98
Payment of consideration for acquiring Lotus Tech Innovation Centre GmbH under common control (v)	—	—	15,512
Payment for purchase of a short-term investment (vi)	—	—	10,000
Proceed from settlement of related party loans((ii).b)	140	—	—

	As of December 31,
	2024	2023
	US$	US$
Accounts receivable - related parties (i)	107,816	22,430
Contract liabilities – related parties* (i)	150	1
Prepayments and other current assets – related parties (ii)	74,558	28,744
Other non-current assets – related parties ((ii).c & f)	1,113	2,706
Accounts payable-related parties ((iii).a)	410,433	340,419
Accrued expenses and other current liabilities – related parties (iii)	213,582	289,845
Other non-current liabilities – related parties ((iii).f)	1,471	1,634
Operating lease liabilities– related parties, current* (iv)	1,028	840
Operating lease liabilities– related parties, non-current (iv)	10,729	12,064
Investment securities – related parties (vi)	2,221	3,326
Loan receivable from a related party ((ii). b)	269,539	—
Short-term borrowings - related parties(vii)	199,570	—

*These items are included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2024 and 2023.

Note:

(i)	The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to a number of related parties. The Group provided services to related parties amounting to US$24,358, US$12,573 and US$8,344 for the years ended December 31, 2024, 2023 and 2022, respectively. The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products to related parties amounting to US$18,162, US$3,432 and US$23 for the years end December 31, 2024, 2023 and 2022, respectively.

Accounts receivable due from related parties arising from sales of goods and provision of services, including facilitation services in relation to logistics and order processing, were US$107,816 and US$22,430 as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, receipts in advance of US$150 and US$1 were included in contract liabilities – related parties, respectively.

As of December 31, 2024 and 2023, accounts receivable due from related parties for R&D services of US$929 and nil was included as contract asset in prepayments and other current assets – related parties, respectively.

For the year ended December 31, 2024, the Group recorded US$2,188 in expected credit losses for accounts receivable – related parties in general and administrative expenses.

(ii)

Prepayments and other current assets – related parties other non-current assets – related parties of the Group are arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash receipts on behalf of the Group as follows.

a.	The Group made payments of US$24,070, US$4,022 and US$244 on behalf of related parties for the years ended December 31, 2024, 2023 and 2022, respectively. Related parties collected cash receipts of nil, US$3,695 and nil on behalf of the Group for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, receivables of US$21,681 and USD$4,271 was included in prepayments and other current assets – related parties, respectively.
b.	During the years ended December 31, 2024, 2023 and 2022, the Group provided unsecured short-term loans of US$556, US$1,227 and US$2,310, respectively, to related parties with interest rates of 3.65%-4.5% per annum. The Group collected US$140 from related parties during the years ended December 31, 2024. The Group recognized interest income of US$131, US$122 and US$24 for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the receivable for the loan principal and interest of US$3,348 and US$3,010 was included in prepayments and other current assets – related parties, respectively.

On March 11, 2024, the Group’s subsidiary and a related party, ultimately controlled by the Controlling Shareholder, entered into a loan agreement, pursuant to which the Group’s subsidiary provided unsecured loans with a total principal amount of US$354,000 with a term of five years and annual interest rate of 6.95%. During the year ended December 31, 2024, the Group provided loan principal of US$261,647 and recognized interest income of US$13,415. As of December 31, 2024, the receivable for the loan principal and interest was US$269,539 was included in loan receivable from a related party.

As mentioned in Note 1(f), the Group disposed a subsidiary in September 2024. The Group provided unsecured short-term loans to that subsidiary with an interest rate of 3% per annum. During the period from the disposal date to December 31, 2024, the Group recognized interest income of US$115. As of December 31, 2024, the receivable for the loan principal and interest of US$15,677 was included in prepayments and other current assets – related parties.

c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$33,204 and US$21,404 were included in prepayments and other current assets – related parties as of December 31, 2024 and 2023, respectively. The amounts of prepayments to relate party for purchase of equipment of nil and US$2,706 was included in other non-current assets-related parties as of December 31, 2024 and 2023, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of US$5 and US $82 were included in prepayments and other current assets – related parties as of December 31, 2024 and 2023, respectively.
e.	For the year ended December 31, 2024, the Group recorded US$267 in expected credit losses for prepayments and other current assets – related parties in general and administrative expenses. As of December 31, 2024, the expected credit loss provision recorded in prepayments and other current assets – related parties was US$286.
f.	During the year ended December 31, 2024, the Group has paid US$1,113 as deposit for services, which was included in other non-current assets - related parties.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group as follows.

a.	The Group purchased sports cars, BEV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services from related parties. During the years ended December 31, 2024, 2023 and 2022, these purchases amounted to US$759,690, US$852,623 and US$44,347, among which, US$774,002, US$549,893 and US$839 were recognized as cost of goods sold for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, purchases including sports cars, BEV lifestyle models, auto parts and peripheral products of US$168,719 and US$248,331 were recorded as inventories, respectively.

As of December 31, 2024 and 2023, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services of US$25,483 and US$27,660 were included in accrued expenses and other current liabilities – related parties, respectively.

As of December 31, 2024 and 2023, the amounts due to related parties for purchase of sports cars, BEV lifestyle models, auto parts and peripheral products of US$410,433 and US$340,419 was included in accounts payable-related parties, respectively.

During the year ended December 31, 2024 and 2023, the Group incurred interest expense of US$17,455 and nil due to the delay payments of accounts payable due to related parties, bearing interest rate of 6.95%.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$107,544, US$134,721 and US$167,012 during the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the amounts due to related parties for purchase of products and services for R&D activities of US$184,137 and US$217,256 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$1,346, US$11,223 and US$42,798 from related parties for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the amounts due to related parties for purchase of equipment and software of US$2,649 and US$19,786 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	Related parties paid US$5,165 and US$14,514 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, of which US$1,226 and US$1,605 were included in accrued expenses and other current liabilities – related parties as of December 31, 2024 and 2023, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the years ended December 31, 2024, 2023 and 2022, the Group incurred short-term lease costs of US$129, US$765 and US$347, respectively. As of December 31, 2024 and 2023, payables for short-term leases of US$48 and US$323, respectively, were included in accrued expenses and other current liabilities – related parties, respectively.
f.	The Group received deposits of US$14, US$251 and US$1,584 from related parties for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, US$39 and US$168 were included in accrued expenses and other current liabilities – related parties, and US$1,471 and US$1,634 was included in other non-current liabilities-related parties, respectively.
g.	On January 31, 2023, the Group entered into a distribution agreement with LCL, a wholly owned subsidiary of LGIL and ultimately controlled by the Controlling Shareholder of the Company, pursuant to which the Group was appointed as the exclusive global distributor to distribute certain models of vehicles and to provide after-sale services and brand, marketing and public relations for such vehicles distributed by it since January 31, 2023, for a cash consideration of US$22,296 (equivalent to GBP18,055), which was settled during the years ended December 31, 2024.
(iv)

The Group entered into lease agreements with related parties to rent office spaces and parking spaces. During the years ended December 31, 2024, 2023 and 2022, the Group recognized right-of-use assets of nil, US$12,166 and US$214 from related parties, respectively. The Group paid lease liabilities of US$191, US$269 and US$98 during the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, current operating lease liabilities were US$1,028 and US$840, respectively, and non-current operating lease liabilities were US$10,729 and US$12,064, respectively.

(v)

On December 2, 2021, the Company, through its subsidiary, Lotus Technology Innovative Limited, entered into an equity transfer agreement, pursuant to which, Lotus Technology Innovative Limited agreed to acquire 100% equity interest in Lotus Tech Innovation Centre GmbH from a related party, Geely UK Limited, at the consideration of US$15,512, which was settled in June 2022. The transaction was accounted for as common control transaction and completed in June 2022.

On September 27,2024, the Company disposed 80% equity interest of Lotus Tech Innovation Centre GmbH to Geely UK Limited, for cash consideration of US$12,157.

(vi)

On May 13, 2022, the Company purchased a one-year convertible note (the “Note”) with the principal of US$10,000 issued by Ecarx. Upon the listing of Ecarx on December 21, 2022, the Note was automatically converted to the Class A ordinary shares of Ecarx (the “listed equity securities”) at conversion price of US$9.5 per share. As of December 31, 2024 and 2023, the fair value of listed equity securities was US$2,221 and US$3,326, respectively.

(vii)

During the year ended December 31, 2024, the Group borrowed loans due within one year or less with principal amounts of US$140,075 from Zhejiang Geely Automobile Co., Ltd., and US$58,400 from Geely Technology Group Co., Ltd., respectively, bearing an interest rate of 6%. During the year ended December 31, 2024, the Group incurred interest expenses of US$2,049 for those loans. As of December 31, 2024, the balance of the loan of US$199,570 including the principal amount and interest was included in short - term borrowings - related parties.